UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-05010

                              THE HUNTINGTON FUNDS
               (Exact name of registrant as specified in charter)
                        5800 Corporate Drive Pittsburgh,
                             Pennsylvania 15237-7010
               (Address of principal executive offices) (Zip code)

                              Ronald J. Corn, Esq.
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287
                     Name and address of agent for service)

                                   Copies to:
                            David C. Mahaffey, Esq.,
                              Sullivan & Worcester,
                               1666 K Street, N.W.
                              Washington, DC 20006

       Registrant's telephone number, including area code: 1-800-253-0412

                      Date of fiscal year end: December 31
                  Date of reporting period: September 30, 2006

     ITEM 1. SCHEDULE OF INVESTMENTS.


     HUNTINGTON VA DIVIDEND CAPTURE FUND
     Portfolio of Investments                                September 30, 2006
     (Unaudited)

       SHARES OR
       PRINCIPAL  SECURITY
        AMOUNT   DESCRIPTION                                             VALUE

     COMMON STOCKS  (51.6%):
     Consumer Discretionary  (3.4%):
        14,000  Kraft Foods, Inc.                             $         499,240
        15,000  Newell Rubbermaid, Inc.                                 424,800
         6,500  Officemax, Inc.                                         264,810
         4,000  Sherwin-Williams Co.                                    223,120
        17,000  Time Warner, Inc.                                       309,910
                                                                      1,721,880
     Consumer Staples  (1.0%):
         7,500  Molson Coors Brewing Co.                                516,750
     Energy  (4.3%):
         4,000  Baker Hughes, Inc.                                      272,800
         2,500  ChevronTexaco Corp.                                     162,150
        11,000  ConocoPhillips                                          654,830
         6,000  Consol Energy, Inc.                                     190,380
        19,500  Energy Transfer Partners LP                             903,435
                                                                      2,183,595
     Financials  (13.0%):
        15,000  American Capital Strategies Ltd.                        592,050
         9,000  Hartford Financial Services Group,                      780,750
                Inc.
         8,000  KeyCorp                                                 299,520
        12,000  Lincoln National Corp.                                  744,960
         6,000  Morgan Stanley Dean Witter & Co.                        437,460
         6,000  PNC Bank Corp.                                          434,640
        10,000  Protective Life Corp.                                   457,500
        14,500  St. Paul Cos., Inc.                                     679,905
        14,500  State Street Corp.                                      904,800
        16,000  Wachovia Corp.                                          892,800
         8,000  Washington Mutual, Inc.                                 347,760
                                                                      6,572,145
     Health Care  (2.2%):
         2,000  Eli Lilly & Co.                                         114,000
        16,500  Pfizer, Inc.                                            467,940
        10,500  Wyeth                                                   533,820
                                                                      1,115,760
     Industrials  (6.9%):
         4,500  Burlington Northern Santa Fe Corp.                      330,480
         3,000  Cooper Industries Ltd.                                  255,660
         7,500  Deere & Co.                                             629,325
        12,000  Eaton Corp.                                             826,200
        10,000  Raytheon Co.                                            480,100
         4,000  Union Pacific Corp.                                     352,000
        16,500  Waste Management, Inc.                                  605,220
                                                                      3,478,985
     Materials  (2.5%):
         7,000  Alcoa, Inc.                                             196,280
        11,000  Freeport-McMoran Copper & Gold,                         585,860
                Inc., Class B
         8,000  Praxair, Inc.                                           473,280
                                                                      1,255,420
     Real Estate Investment Trusts  (9.4%):
         9,000  Apartment Investment &                                  489,690
                Management Co.
        13,500  Brandywine Realty Trust                                 439,425
        25,000  Cedar Shopping Centers, Inc.                            404,250
         6,000  Colonial Properties Trust                               286,860
        25,000  Equity Inns, Inc.                                       398,000
        11,000  First Industrial Realty Trust, Inc.                     484,000
         8,000  Highwoods Properties, Inc.                              297,680
         6,000  Hospitality Properties Trust                            283,200
         7,000  LTC Properties, Inc.                                    169,750
         4,000  Mack-Cali Realty Corp.                                  207,200
         8,000  Mid-America Apartment                                   489,760
                Communities, Inc.
        25,000  National Retail Properties, Inc.                        540,000
         5,500  Pennsylvania Real Estate                                234,135
                Investment Trust
                                                                      4,723,950
     Technology  (4.3%):
         8,000  Honeywell International, Inc.                           327,200
        28,000  Nokia Corp. ADR                                         551,320
        30,000  Sabre Holdings Corp.                                    701,700
        58,559  Taiwan Semiconductor Manufacturing                      562,166
                 Co. Ltd. ADR
                                                                      2,142,386
     Telecommunications  (3.0%):
        24,500  AT&T, Inc.                                              797,720
        10,000  Verizon Communications, Inc.                            371,300
        24,720  Windstream Corporation                                  326,057
                                                                      1,495,077
     Utilities  (1.6%):
        21,500  American Electric Power Co., Inc.                       781,955
     TOTAL COMMON STOCKS (COST $23,476,164)                          25,987,903

     PREFERRED STOCKS  (43.1%):
     Consumer Discretionary  (0.5%):
        10,000  The Walt Disney Co., 7.000%                             253,800
     Financials  (32.0%):
        45,000  ABN Amro Capital Funding Trust V,                     1,071,000
                5.900%
        23,400  Ace Ltd., Series C, 7.800%                              607,230
        19,900  AMBAC Financial Group, 7.000%                           497,500
        24,000  ASBC Capital I, 7.625%                                  606,480
        28,000  CitiGroup Capital Trust VIII,                           703,360
                6.950%
         6,700  Comerica Capital Trust I, 7.600%                        168,304
        32,000  Compass Capital, 7.350%                                 802,240
        15,000  Countrywide Financial, 6.75%                            376,350
        27,600  Everest Re Capital Trust, 7.850%                        710,424
         6,900  Fleet Capital Trust VIII, 7.200%                        174,156
         5,000  Goldman Sachs Group, Inc.  6.20%                        129,500
        26,000  HSBC Holdings PLC, Series A,                            650,780
                6.200%
        42,000  ING Groep NV, 6.125%                                  1,042,020
        20,000  JPMorgan Chase & Co., Series X,                         505,600
                7.000%
        15,500  Lehman Brothers Holdings, Inc.,                         399,590
                6.500%
        10,000  Lincoln National Capital V, Series E,                   251,800
                 7.650%
        28,000  Merrill Lynch Capital Trust V, 7.280%                   717,640
                 (b)
        10,000  Metlife, Inc., Series B, 6.500%                         259,100
        16,000  National Commerce Capital Trust II,                     402,240
                7.700%
        18,000  Partnerre Capital Trust I, 7.900%                       451,260
        12,400  PLC Capital Trust, 7.250%                               312,604
         1,900  Provident Financial Group, Inc.,                         49,951
                8.375%
        17,950  Prudential PLC, 6.500%                                  454,494
        22,300  RenaissanceRe Holdings Ltd.,                            563,298
                Series B, 7.300%
        45,000  Royal Bank of Scotland, Series N,                     1,138,500
                6.350%
        33,200  SLM Corp., 6.000%                                       800,784
        13,900  St. Paul Capital Trust, 7.600%                          353,477
         5,000  Suntrust Capital IV, 7.125%                             125,750
        33,600  The Bank of New York, Inc. Capital                      809,760
                V, 7.800%
         1,300  Torchmark Capital Trust I, 7.750%                        32,500
        20,000  Wells Fargo Capital Trust II,                           504,000
                7.000%
        18,800  Wells Fargo, 5.85%                                      449,508
                                                                     16,121,200
     Real Estate Investment Trusts  (1.6%):
         1,400  Equity Residential Properties, Series                    35,602
                 D, 8.600%
         2,400  Prologis Trust, Series F, 6.750%                         60,000
        29,100  Public Storage, Series F, 6.45%                         708,585
                                                                        804,187
     Utilities  (9.0%):
        25,400  AT&T, Inc., 7.000%                                      639,572
        44,700  BGE Capital Trust II, 6.200%                          1,068,777
        15,300  Consolidated Edison Co., Inc.,                          383,112
                7.500%
         3,000  Dominion CNG Capital Trust I,                            76,290
                7.800%
        21,400  Entergy LA, Inc., 7.600%                                540,350
        32,000  General Electric Capital Corp.,                         802,880
                6.100%
        40,000  Georgia Power Capital, 7.125%                         1,008,000
                                                                      4,518,981
     TOTAL PREFERRED STOCKS (COST $22,110,057)                       21,698,168

     MUTUAL FUNDS  (3.0%):
     Exchange Traded Funds  (3.0%):
        16,500  AMEX Technology SPDR                                    363,000
         8,500  S&P 500 Depositary Receipt                            1,135,005
     TOTAL MUTUAL FUNDS (COST $1,227,729)                             1,498,005

     CASH EQUIVALENT  (2.0%):
     1,020,064  Huntington Money Market Fund,                         1,020,064
                Interfund Shares *
     TOTAL CASH EQUIVALENT (COST $1,020,064)                          1,020,064

     SHORT -TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (19.4%):
     Mutual Funds (15.5%):
     7,816,465  Institutional Money Market Trust Fund                 7,816,465
                                                                      7,816,465
     Certificate of Deposit (0.9%)
      $452,479  HSH Nordbank, 5.280% 10/30/06                           452,479
                                                                        452,479
     Time Deposits (0.3%):
       130,030  Societe Generale  5.312%, 10/2/06                       130,030
                                                                        130,030
     Variable Rate Obligations (2.7%):
       531,158  Bear Stearns, 5.435% 10/2/06                            531,158
       773,810  Citigroup, 5.320% 10/2/06                               773,810
        72,025  Morgan Stanley Floating Rate CP, 5.435%, 5/1/07          72,025
                                                                      1,376,993
     TOTAL SHORT - TERM SECURITIES HELD AS COLLATERAL
     FOR SECURITIES LENDING (COST $9,775,967)                         9,775,967


     TOTAL INVESTMENTS (COST $57,609,981) (a)   -   119.1%           59,980,107
     LIABILITIES IN EXCESS OF OTHER ASSETS   -   (19.1)%            (9,639,745)
     NET ASSETS   -   100.0%                                  $      50,340,362
     ____________
     See Notes to Portfolio of Investments.



HUNTINGTON VA GROWTH FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)

       SHARES OR
       PRINCIPAL  SECURITY
        AMOUNT   DESCRIPTION                                            VALUE

COMMON STOCKS  (94.7%):
Consumer Discretionary  (5.2%):
         4,219  CBS Corp., Class B                            $         118,849
           520  Discovery Holdings Co., Class A                           7,519
                (b)
           500  Ebay, Inc. (b)                                           14,180
         3,000  Fortune Brands, Inc.                                    225,331
         5,278  Home Depot, Inc.                                        191,433
         2,339  Kohl's Corp. (b)                                        151,848
         7,677  Time Warner, Inc.                                       139,952
         4,219  Viacom, Inc., Class B (b)                               156,862
         2,019  Vodafone Group plc SP ADR                                46,154
                                                                      1,052,128
Consumer Staples  (16.5%):
         4,248  Colgate-Palmolive Co.                                   263,801
        13,510  PepsiCo, Inc.                                           881,663
        11,688  Procter & Gamble Co.                                    724,422
        10,675  Sysco Corp.                                             357,079
         6,000  The Walt Disney Co.                                     185,460
         3,441  Wal-Mart Stores, Inc.                                   169,710
        10,670  Walgreen Co.                                            473,641
         5,290  WM Wrigley Jr. Co.                                      243,657
         1,322  WM Wrigley Jr. Co. Class B                               60,812
                                                                      3,360,245
Energy  (12.4%):
        12,434  Anadarko Petroleum Corp.                                544,982
         6,000  Devon Energy Corp.                                      378,900
           187  Duke Energy Corp.                                         5,647
         1,000  Emerson Electric Co.                                     83,860
         5,000  Exxon Mobil Corp.                                       335,500
        10,000  Occidental Petroleum Corp.                              481,100
         2,000  Peabody Energy Corp.                                     73,560
        10,000  Schlumberger, Ltd.                                      620,301
                                                                      2,523,850
Financials  (3.7%):
         2,591  American Express Co.                                    145,303
         1,000  Bank of America Corp.                                    53,570
             1  Berkshire Hathaway, Inc. (b)                             95,800
         1,000  JPMorgan Chase & Co.                                     46,960
         2,800  Lehman Brothers Holdings, Inc.                          206,808
         4,237  St. Paul Cos., Inc.                                     198,673
                                                                        747,114
Health Care  (21.4%):
         6,891  Abbott Laboratories                                     334,627
         8,800  Amgen, Inc. (b)                                         629,464
         6,100  Baxter International, Inc.                              277,306
         1,000  Celgene CORP. (b)                                        43,300
         5,400  Dentsply International, Inc.                            162,594
         6,200  Gilead Sciences, Inc. (b)                               425,940
         2,290  IMS Health, Inc.                                         61,006
         4,277  Johnson & Johnson                                       277,748
         1,968  Medco Health Solutions, Inc. (b)                        118,296
         2,015  Medtronic, Inc.                                          93,577
         2,648  Millipore Corp. (b)                                     162,322
        13,122  Pfizer, Inc.                                            372,140
         4,000  Roche Holdings Ltd. AG ADR                              344,830
        12,363  Schering-Plough Corp.                                   273,099
         6,530  Stryker Corp.                                           323,823
         1,000  Varian Medical Systems, Inc. (b)                         53,390
         5,465  Wyeth                                                   277,841
         2,000  Zimmer Holdings, Inc. (b)                               135,000
                                                                      4,366,303
Industrials  (9.9%):
         4,000  Caterpillar, Inc.                                       263,200
        20,975  General Electric Co.                                    740,418
        17,612  Illinois Tool Works, Inc.                               790,778
         1,500  Lockheed Martin Corp.                                   129,090
         1,000  Textron, Inc.                                            87,500
                                                                      2,010,986
Materials  (1.7%):
         8,029  Ecolab, Inc.                                            343,802
Technology  (23.9%):
         7,500  Advanced Micro Devices, Inc. (b)                        186,375
         7,684  Analog Devices, Inc.                                    225,833
           663  Applied Materials, Inc.                                  11,755
         6,887  Automatic Data Processing, Inc.                         326,031
         6,900  Broadcom Corp. (b)                                      209,346
        14,594  Cisco Systems, Inc. (b)                                 335,662
        10,000  Computer Sciences Corp. (b)                             491,200
         8,698  Dell, Inc. (b)                                          198,662
         8,340  EMC Corp. (b)                                            99,913
         6,712  Hewlett Packard Co.                                     246,263
        17,764  Intel Corp.                                             365,405
         2,999  International Business Machines                         245,738
                Corp.
         7,500  Iron Mountain, Inc. (b)                                 322,050
        29,508  Microsoft Corp.                                         806,455
         6,100  Molex, Inc.                                             237,717
           342  Network Appliance, Inc. (b)                              12,657
        14,980  Oracle Corp. (b)                                        265,745
         6,930  Qualcomm, Inc.                                          251,906
         2,201  Solectron Corp. (b)                                       7,175
         1,493  Texas Instruments, Inc.                                  49,642
                                                                      4,895,530
TOTAL COMMON STOCKS (COST $17,103,135)                               19,299,958
MUTUAL FUNDS  (3.0%):
Exchange Traded Funds  (3.0%):
         8,000  iShares S&P 500/Barra Growth Index                      494,080
                 Fund
         2,675  NASDAQ 100 Index Fund                                   108,739
TOTAL MUTUAL FUNDS (COST $555,290)                                      602,819

CASH EQUIVALENT  (2.4%):
       482,583  Huntington Money Market Fund,                           482,583
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $482,583)                                   482,583

SHORT -TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (26.6%):
Mutual Funds (17.9%):
     3,638,944  Institutional Money Market Trust Fund                 3,638,944
                                                                      3,638,944
Time Deposits (0.6%):
       $119,878 Societe Generale  5.312%, 10/2/06                       119,878
                                                                        119,878
Variable Rate Obligations (8.1%):
       489,394  Cullinan Financial Corp., 5.300%, 9/24/07               489,394
       230,016  Greenwich Capital Holdings, 5.284%, 11/30/06            230,016
       389,623  Morgan Stanley & Co., 5.435%, 4/5/07                    389,623
       229,453  Morgan Stanley Floating Rate CP, 5.425%, 1/31/07        229,453
       325,372  Sedina Finance, Inc., 5.300%, 1/25/07                   325,372
                                                                      1,663,858
TOTAL SHORT - TERM SECURITIES HELD AS COLLATERAL
FOR SECURITIES LENDING (COST $5,422,680)                              5,422,680


TOTAL INVESTMENTS (COST $23,563,688) (a)   -   126.7%                25,808,040
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (26.7)%                 (5,439,418)
NET ASSETS   -   100.0%                                       $      20,368,622
____________
See Notes to Portfolio of Investments.




HUNTINGTON VA INCOME EQUITY FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)

       SHARES OR
       PRINCIPAL  SECURITY
        AMOUNT   DESCRIPTION                                            VALUE

COMMON STOCKS  (99.6%):
Consumer Discretionary  (7.2%):
        33,700  CBS Corp., Class B                            $         949,329
         5,800  Cummins Engine, Inc.                                    691,534
         4,500  Gannett Co., Inc.                                       255,735
         8,200  Genuine Parts Co.                                       353,666
         2,700  Pearson PLC ADR                                          38,448
         4,800  Thompson Corp.                                          193,440
         2,400  V.F. Corp.                                              175,080
                                                                      2,657,232
Consumer Staples  (4.6%):
        12,600  Anheuser Busch Cos., Inc.                               598,626
         6,600  Brown-Forman Corp.                                      505,890
         8,500  Molson Coors Brewing Co., Class B                       585,650
                                                                      1,690,166
Energy  (13.8%):
         7,400  Apache Corp.                                            467,680
        32,600  AU Optronics Corp. ADR                                  464,550
        17,300  Chevron Corp.                                         1,122,078
        14,700  ConocoPhillips                                          875,091
         9,100  Kinder Morgan Energy Partners LP                        399,308
        16,900  Occidental Petroleum Corp.                              813,059
         8,600  Progress Energy, Inc.                                   390,268
         7,700  Transocean Sedco Forex, Inc. (b)                        563,871
                                                                      5,095,905
Financials  (30.5%):
           100  AmSouth Bancorporation                                    2,904
        22,900  Bank of America Corp.                                 1,226,753
        20,200  BB&T Corp.                                              884,356
        19,200  CitiGroup, Inc.                                         953,664
        15,000  Comerica, Inc.                                          853,800
        26,100  JPMorgan Chase & Co.                                  1,225,656
        16,100  Lincoln National Corp.                                  999,488
        28,700  National City Corp.                                   1,050,420
        23,400  Regions Financial Corp.                                 860,886
        11,000  SunTrust Banks, Inc.                                    850,080
        18,200  Unitrin, Inc.                                           803,894
        12,800  Wachovia Corp.                                          714,240
        18,000  Washington Mutual, Inc.                                 782,460
                                                                     11,208,601
Health Care  (3.5%):
        20,000  Bristol-Myers Squibb Co.                                498,400
           600  Eli Lilly & Co.                                          34,200
        16,700  Merck & Co., Inc.                                       699,730
         1,200  Wyeth                                                    61,008
                                                                      1,293,338
Industrials  (15.4%):
        23,200  General Electric Co.                                    818,960
        12,100  Ingersoll Rand Co.                                      459,558
         8,500  L-3 Communications Corp.                                665,805
        38,400  Masco Corp.                                           1,052,928
        19,200  Pitney Bowes, Inc.                                      851,904
        25,900  R.R. Donnelley & Sons Co.                               853,664
        33,800  Tyco International, Ltd.                                946,062
                                                                      5,648,881
Materials  (7.4%):
        36,600  Boston Scientific Corp. (b)                             541,314
        19,100  Du Pont (E.I.) de Nemours & Co.                         818,244
         9,400  PPG Industries, Inc.                                    630,552
        18,400  The Dow Chemical Co.                                    717,232
                                                                      2,707,342
Technology  (10.7%):
        26,700  Alltel Corp.                                          1,481,850
         4,800  Automatic Data Processing, Inc.                         227,232
         5,200  First Data Corp.                                        218,400
         2,000  Intel Corp.                                              41,140
         1,600  Microsoft Corp.                                          43,728
        33,600  Motorola, Inc.                                          840,000
        30,500  Nokia Corp.                                             600,545
        14,800  Texas Instruments, Inc.                                 492,100
                                                                      3,944,995
Telecommunications  (4.9%):
        65,000  Avaya, Inc. (b)                                         743,600
        62,700  Sprint Corp.                                          1,075,305
                                                                      1,818,905
Utilities  (1.6%):
         3,900  Ameren Corp.                                            205,881
         8,300  Consolidated Edison, Inc.                               383,460
                                                                        589,341
TOTAL COMMON STOCKS (COST $31,962,506)                               36,654,706

CASH EQUIVALENT  (1.5%):
       546,731  Huntington Money Market Fund,                           546,731
                Interfund Shares*
TOTAL CASH EQUIVALENT (COST $546,731)                                   546,731


SHORT -TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (30.0%):
Mutual Funds (21.6%):
     7,933,967  Institutional Money Market Trust Fund                 7,933,967
                                                                      7,933,967
Time Deposits (0.9%):
      $336,753  Societe Generale  5.312%, 10/2/06                       336,753
                                                                        336,753
Variable Rate Obligations (7.5%):
       828,770  Bear Stearns Floating Rate Note, 5.435%, 10/2/06        828,770
       838,803  Cullinan Financial Corp., 5.300%, 9/24/07               838,803
     1,072,062  Morgan Stanley Floating Rate CP, 5.425%, 1/31/07      1,072,062
        43,580  Morgan Stanley Floating Rate CP, 5.435%, 5/1/07          43,580
                                                                      2,783,215
TOTAL SHORT - TERM SECURITIES HELD AS COLLATERAL
FOR SECURITIES LENDING (COST $11,053,935)                            11,053,935


TOTAL INVESTMENTS (COST $43,563,172) (a)   -   131.1%                48,255,372
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (31.1)%                (11,457,568)
NET ASSETS   -   100.0%                                       $      36,797,804
____________
See Notes to Portfolio of Investments.




HUNTINGTON VA INTERNATIONAL EQUITY FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)


                SECURITY
        SHARES DESCRIPTION                                               VALUE

COMMON STOCKS  (87.5%):
Canada  (3.1%):
Energy  (0.4%):
           470  Encana Corp., ADR                             $          21,944
Industrials  (1.9%):
         2,540  Canadian National Railway Co.                           106,528
Materials  (0.8%):
         1,060  Alcan, Inc.                                              42,262
                                                                        170,734
Finland  (3.8%):
Materials  (1.5%):
         3,500  UPM Kymmene OYJ, ADR                                     82,845
Technology  (2.3%):
         6,300  Nokia OYJ, ADR                                          124,047
                                                                        206,892
France  (10.5%):
Consumer Staples  (1.9%):
         3,440  Groupe Danone, ADR                                      101,893
Energy  (2.4%):
         2,000  Total SA, ADR                                           131,880
Financials  (2.4%):
         3,509  Axa, ADR                                                129,517
Services  (2.3%):
         3,500  Vivendi Universal                                       126,162

Utilities  (1.5%):
         1,820  Suez SA, ADR                                             80,535
                                                                        569,987
Germany  (2.8%):
Consumer Discretionary  (0.5%):
            85  Puma AG Rudolf Dassler Sport,                            28,937
                ADR
Technology  (2.3%):
         2,550  SAP AG, ADR                                             126,225
                                                                        155,162
Ireland  (1.9%):
Financials  (1.9%):
         1,935  Allied Irish Banks PLC, ADR                             104,606
Japan  (17.2%):
Consumer Discretionary  (9.0%):
         2,551  Canon, Inc., ADR                                        133,392
         2,810  Honda Motor Co., Ltd., ADR                               94,500
         4,890  Matsushita Electric Industrial Co.                      103,326
                Ltd., ADR
         4,475  Sharp Corp., ADR                                         76,753
         3,795  Shiseido Co. Ltd., ADR                                   75,858
                                                                        483,829
Financials  (1.7%):
         7,058  Mitsubishi UFJ Financial Group, Inc.,                    90,413
                 ADR
Health Care  (2.3%):
         2,200  Eisai Co. Ltd.                                          106,359
           450  Eisai Co., Ltd., ADR                                     21,763
                                                                        128,122
Industrials  (2.7%):
         1,225  Komatsu Ltd. ADR                                         84,665
           660  Secom Co., Ltd. ADR                                      65,405
                                                                        150,070
Utilities  (1.5%):
         2,800  The Tokyo Electric Power Co., Inc.                       80,603
                                                                        933,037
Mexico  (0.6%):
Materials  (0.6%):
         1,136  Cemex SA, ADR                                            34,171
Netherlands  (6.6%):
Consumer Discretionary  (4.6%):
         2,708  ING Group NV, ADR                                       119,098
         3,825  Koninklijke (Royal) Philips                             133,913
                Electronics NV, ADR                                     253,011
Industrials  (2.0%):
         2,895  TNT NV, ADR                                             110,068
                                                                        363,079
Netherlands Antilles  (1.6%):
Energy  (1.6%):
         1,420  Schlumberger Ltd., ADR                                   88,083
Norway  (1.6%):
Telecommunications  (1.6%):
         6,832  Telenor ASA                                              89,120
Singapore  (1.4%):
Telecommunications  (1.4%):
         4,906  Singapore Telecommunications Ltd.,                       75,455
                ADR

South Africa  (1.6%):
Chemical Preparations  (1.6%):
         2,600  Sasol Ltd., ADR                                          85,514

Spain  (4.0%):
Financials  (2.4%):
         5,750  Banco Bilbao Vizcaya SA, ADR                            132,997
Telecommunications  (1.6%):
         1,674  Telefonica SA, ADR                                       86,730
                                                                        219,727
Sweden  (3.6%):
Consumer Discretionary  (2.2%):
         2,735  Electrolux AB, Series B, ADR                             88,821
         1,535  Husqvarna AB ADR (b)                                     36,131
                                                                        124,952
Financials  (1.4%):
         2,500  ForeningsSparbanken AB                                   74,225
                                                                        199,177
Switzerland  (5.0%):
Health Care  (2.6%):
         2,440  Novartis AG, ADR                                        142,594
Materials  (2.4%):
         4,330  Syngenta AG, ADR                                        130,679
                                                                        273,273
Taiwan  (1.8%):
Technology  (1.8%):
        10,315  Taiwan Semiconductor Manufacturing                       99,024
                 Co. Ltd.
United Kingdom  (20.4%):
Consumer Discretionary  (2.5%):
         9,750  Pearson PLC, ADR                                        138,840
Consumer Staples  (4.2%):
         3,018  Cadbury Schweppes PLC, ADR                              129,080
         4,774  Tesco PLC, ADR                                           96,309
                                                                        225,389
Energy  (2.3%):
           850  BG Group PLC, ADR                                        51,825
         1,110  BP Amoco PLC, ADR                                        72,793
                                                                        124,618
Financials  (4.3%):
         2,647  Barclays PLC, ADR                                       134,389
         3,800  Standard Chartered PLC                                   97,319
                                                                        231,708
Health Care  (1.7%):
         1,745  GlaxoSmithKline PLC, ADR                                 92,886
Industrials  (2.0%):
           606  Bunzl PLC, ADR                                           38,560
         3,915  Tomkins PLC, ADR                                         69,961
                                                                        108,521
Materials  (2.1%):
           615  Rio Tinto PLC, ADR                                      116,622
Utilities  (1.3%):
         2,825  Scottish & Southern Energy PLC,                          69,550
                ADR
                                                                      1,108,134
TOTAL COMMON STOCKS (COST $4,010,463)                                 4,775,175

MUTUAL FUNDS  (3.3%):
India  (1.3%):
Management Investment Operation  (1.3%):
         1,513  Morgan Stanley India Investment                          70,052
                Fund
Japan  (1.1%):
Management Investment Operation  (1.1%):
         4,500  iShares MSCI Japan  Index Fund                           60,975
Taiwan  (0.9%):
Management Investment Operation  (0.9%):
         4,000  iShares MSCI Taiwan Index Fund                           51,800
TOTAL MUTUAL FUNDS (COST $163,790)                                      182,827


TOTAL INVESTMENTS (COST $4,384,092) (a)   -   90.8%                   4,958,002
OTHER ASSETS IN EXCESS OF LIABILITIES   -   9.2%                        502,577
NET ASSETS   -   100.0%                                       $       5,460,579
____________
See Notes to Portfolio of Investments.




HUNTINGTON VA MACRO 100 FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)


                SECURITY
        SHARES DESCRIPTION                                               VALUE

COMMON STOCKS  (95.6%):
Consumer Discretionary  (10.6%):
         2,200  AFLAC, Inc.                                   $         100,672
         1,500  Amazon.Com, Inc. (b)                                     48,180
           600  Apollo Group, Inc. Class A (b)                           29,544
           700  AutoNation, Inc. (b)                                     14,630
           300  AutoZone, Inc. (b)                                       30,990
         1,900  Caremark Rx, Inc.                                       107,673
         2,000  Carnival Corp.                                           94,060
         5,000  Ebay, Inc. (b)                                          141,800
           700  Family Dollar Stores, Inc.                               20,468
           800  Genuine Parts Co.                                        34,504
           300  Harman International Industries,                         25,032
                Inc.
         1,500  Hilton Hotels Corp.                                      41,775
         1,500  International Game Technologies                          62,250
           900  Johnson Controls, Inc.                                   64,566
           400  MGIC Investment Corp.                                    23,988
           900  Nike, Inc. Class B                                       78,858
           400  The E.W. Scripps Co. Class A                             19,172
         2,000  TJX Companies, Inc.                                      56,060
           400  V.F. Corp.                                               29,180
                                                                      1,023,402
Consumer Staples  (7.6%):
         1,400  Coca-Cola Enterprises, Inc.                              29,162
         2,400  ConAgra Foods, Inc.                                      58,752
         1,100  Kellogg Co.                                              54,472
           600  McCormick & Co., Inc.                                    22,788
         3,200  Staples, Inc.                                            77,856
         8,800  The Coca-Cola Co.                                       393,184
           800  The Hershey Co.                                          42,760
         1,100  Tyson Foods, Inc., Class A                               17,468
           600  Whole Foods Market, Inc.                                 35,658
                                                                        732,100
Financials  (35.3%):
         5,300  American Express Co.                                    297,224
         1,600  AmSouth Bancorporation                                   46,464
         8,100  Bank of America Corp.                                   433,917
         2,400  BB&T Corp.                                              105,072
           600  Bear Stearns Companies, Inc.                             84,060
         1,300  Capital One Financial Corp.                             102,258
           700  Comerica, Inc.                                           39,844
           600  Compass Bancshares, Inc.                                 34,188
         2,600  Countrywide Credit Industries, Inc.                      91,104
         2,900  Federal Home Loan Mortgage Corp.                        192,357
           600  First Horizon National Corp.                             22,806
         1,000  Golden West Financial Corp.                              77,250
           600  Legg Mason, Inc.                                         60,516
         2,200  Lehman Brothers Holdings, Inc.                          162,492
         1,000  Marshall & Ilsley Corp.                                  48,180
         2,000  Regions Financial Corp.                                  73,580
         1,700  SLM Corp.                                                88,366
         1,400  State Street Corp.                                       87,360
         1,500  SunTrust Banks, Inc.                                    115,920
         1,400  Synovus Financial Corp.                                  41,118
         1,200  T. Rowe Price Group, Inc.                                57,420
           500  Torchmark Corp.                                          31,555
         7,500  U.S. Bancorp                                            249,150
         6,800  Wachovia Corp.                                          379,440
        11,600  Wells Fargo & Co.                                       419,688
           500  Zions Bancorporation                                     39,905
                                                                      3,381,234
Industrials  (9.1%):
           400  Cooper Industries Ltd., Class A                          34,088
           700  Eaton Corp.                                              48,195
         1,300  Fedex Corp.                                             141,284
         1,700  Illinois Tool Works, Inc.                                76,330
         1,500  Ingersoll Rand Co.                                       56,970
         1,800  Norfolk Southern Corp.                                   79,290
           600  Parker Hannifin Corp.                                    46,638
           800  Rockwell International Corp.                             46,480
           300  Ryder System, Inc.                                       15,504
         4,600  United Parcel Service, Inc. Class B                     330,924
                                                                        875,703
Materials  (3.0%):
           500  Ball Corp.                                               20,225
         5,200  Boston Scientific Corp. (b)                              76,908
         4,000  Du Pont (E.I.) de Nemours & Co.                         171,360
           400  Eastman Chemical Co.                                     21,608
                                                                        290,101
Technology  (24.2%):
           600  Affiliated Computer Services, Inc.                       31,116
                (b)
         1,700  Alltel Corp.                                             94,350
         1,700  Analog Devices, Inc.                                     49,963
         1,100  Autodesk, Inc. (b)                                       38,258
         1,100  BMC Software, Inc. (b)                                   29,942
           371  Ciena Corp. (b)                                          10,121
        24,000  Cisco Systems, Inc. (b)                                 552,000
           800  Citrix Systems, Inc. (b)                                 28,968
         1,800  Compuware Corp. (b)                                      14,022
           900  Comverse Technology, Inc. (b)                            19,296
         9,700  Dell, Inc. (b)                                          221,548
         3,200  First Data Corp.                                        134,400
         1,500  Intuit, Inc. (b)                                         48,135
           800  Jabil Circuit, Inc.                                      22,856
        10,500  Motorola, Inc.                                          262,500
         1,500  Novell, Inc. (b)                                          9,180
           480  Parametric Technology Corp. (b)                           8,381
           900  PMC-Sierra, Inc. (b)                                      5,346
         7,100  Qualcomm, Inc.                                          258,085
         4,500  Symantec Corp. (b)                                       95,760
           400  Tektronix, Inc.                                          11,572
         6,600  Texas Instruments, Inc.                                 219,450
         1,100  Verisign, Inc. (b)                                       22,220
         5,300  Yahoo, Inc. (b)                                         133,984
                                                                      2,321,453
Telecommunications  (2.0%):
           500  ADC Telecommunications, Inc. (b)                          7,500
         1,900  Avaya, Inc. (b)                                          21,736
         6,700  Corning, Inc. (b)                                       163,547
                                                                        192,783
Utilities  (3.8%):
           900  Ameren Corp.                                             47,511
           800  Constellation Energy Group                               47,360
         1,500  Dominion Resources, Inc.                                114,735
           800  DTE Energy Co.                                           33,208
         3,100  The Southern Co.                                        106,826
         1,447  Windstream Corp.                                         19,086
                                                                        368,726
TOTAL COMMON STOCKS (COST $8,530,744)                                 9,185,502

CASH EQUIVALENT  (4.3%):
       417,357  Huntington Money Market Fund,                           417,357
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $417,357)                                   417,357


TOTAL INVESTMENTS (COST $8,948,101) (a)   -   99.9%                   9,602,859
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.1%                         13,581
NET ASSETS   -   100.0%                                       $       9,616,440
____________
See Notes to Portfolio of Investments.




HUNTINGTON VA MID CORP AMERICA FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)

      SHARES OR
      PRINCIPAL  SECURITY
       AMOUNT    DESCRIPTION                                            VALUE

COMMON STOCKS  (84.8%):
Consumer Discretionary  (10.9%):
         2,349  Abercrombie & Fitch Co., Class A              $         163,209
         4,350  AnnTaylor Stores Corp. (b)                              182,091
         4,200  Beazer Homes USA, Inc.                                  163,968
         1,900  BorgWarner, Inc.                                        108,623
         1,400  Boyd Gaming Corp.                                        53,816
         2,000  Brunswick Corp.                                          62,380
           974  Caremark Rx, Inc.                                        55,197
         2,000  Centex Corp.                                            105,240
         1,300  Cummins Engine, Inc.                                    154,999
         4,000  D. R. Horton, Inc.                                       95,800
           545  Fidelity National Title Group, Inc.,                     11,423
                Class A
         2,000  Hanover Insurance Group, Inc.                            89,260
           600  Harman International Industries,                         50,064
                Inc.
           400  Hilton Hotels Corp.                                      11,140
           550  Host Hotels & Resorts, Inc.                              12,612
           700  Intrawest Corp.                                          24,178
         3,444  Liz Claiborne, Inc.                                     136,072
         3,100  Mohawk Industries, Inc. (b)                             230,795
         3,300  NBTY, Inc. (b)                                           96,591
         4,358  Nordstrom, Inc.                                         184,343
         1,000  Pacific Sunwear of California, Inc.                      15,080
                (b)
           700  Polo Ralph Lauren Corp.                                  45,283
         7,844  Pulte Homes, Inc.                                       249,910
         2,000  Republic Services, Inc., Class A                         80,420
         4,482  Royal Caribbean Cruises Ltd.                            173,946
         3,300  Sonic Automotives, Inc.                                  76,197
           900  Starwood Hotels & Resorts                                51,471
                Worldwide, Inc.
         1,493  The Stanley Works                                        74,426
         1,400  UniFirst Corp.                                           43,736
         1,030  Whirlpool Corp.                                          86,633
         1,000  Wolverine World Wide, Inc.                               28,310
         3,400  Zales Corp. (b)                                          94,316
                                                                      3,011,529
Consumer Staples  (2.0%):
         3,730  Church & Dwight Co., Inc.                               145,880
         2,600  Constellation Brands, Inc. (b)                           74,828
         1,660  Molson Coors Brewing Co., Class B                       114,374
         2,111  Ralcorp Holding, Inc. (b)                               101,814
         2,200  Smithfield Foods, Inc. (b)                               59,444
         1,934  Supervalu, Inc.                                          57,343
                                                                        553,683
Energy  (9.5%):
         4,156  Apache Corp.                                            262,659
           900  Baker Hughes, Inc.                                       61,380
           300  BJ Services Co.                                           9,039
        13,058  Chesapeake Energy Corp.                                 378,421
         7,014  Devon Energy Corp.                                      442,934
         1,400  Forest Oil Corp. (b)                                     44,226
         4,400  Helmerich & Payne, Inc.                                 101,332
            11  Hugoton Royalty Trust                                       290
         1,133  Mariner Energy, Inc. (b)                                 20,813
         2,400  Murphy Oil Corp.                                        114,120
        10,084  Noble Energy, Inc.                                      459,729
         2,772  Occidental Petroleum Corp.                              133,361
           200  Patterson-Uti Energy, Inc.                                4,752
           200  Peabody Energy Corp.                                      7,356
         1,300  Smith International, Inc.                                50,440
         1,900  Suncor Energy, Inc. ADR                                 136,895
           100  Sunoco, Inc.                                              6,219
         1,743  Unit Corp. (b)                                           80,126
         7,214  Weatherford International, Inc. (b)                     300,968
           200  XTO Energy, Inc.                                          8,426
                                                                      2,623,486
Financials  (13.3%):
         4,350  Allied Capital Corp.                                    131,414
         2,100  AMBAC Financial Group, Inc.                             173,775
         1,400  Amcore Financial, Inc.                                   42,406
         3,084  AmeriCredit Corp. (b)                                    77,069
         2,500  BancorpSouth, Inc.                                       69,400
         1,337  Bear Stearns Companies, Inc.                            187,314
         2,266  BOK Financial Corp.                                     119,192
         2,700  Chittenden Corp.                                         77,463
           600  CIT Group, Inc.                                          29,178
         3,159  City National Corp.                                     211,843
         3,621  Compass Bancshares, Inc.                                206,325
         3,117  Fidelity National Financial, Inc.                       129,823
         2,900  First American Financial Corp.                          122,786
         4,832  First Horizon National Corp.                            183,664
         2,000  FirstMerit Corp.                                         46,340
         1,121  Fulton Financial Corp.                                   18,149
           800  Genworth Financial Inc.                                  28,008
         2,767  Legg Mason, Inc.                                        279,079
         1,700  M & T Bank Corp.                                        203,932
         4,140  MoneyGram International, Inc.                           120,308
         2,630  Nationwide Financial Services, Inc.                     126,503
         7,436  Old Republic International Corp.                        164,707
         2,743  PMI Group, Inc.                                         120,171
         4,723  Protective Life Corp.                                   216,077
           800  T. Rowe Price Group, Inc.                                38,280
         2,964  TCF Financial Corp.                                      77,924
         1,323  TD Banknorth, Inc.                                       38,208
         4,127  Torchmark Corp.                                         260,454
           634  Toronto-Dominion Bank                                    37,495
         2,500  Wilmington Trust Corp.                                  111,375
                                                                      3,648,662
Health Care  (11.0%):
         7,700  AmerisourceBergen Corp.                                 348,040
         3,885  Barr Laboratories, Inc. (b)                             201,787
         1,186  Cephalon, Inc. (b)                                       73,236
         5,900  Coventry Health Care, Inc. (b)                          303,968
           800  Dentsply International, Inc.                             24,088
         4,278  Invitrogen Corp. (b)                                    271,268
         3,533  Lincare Holdings, Inc. (b)                              122,383
        11,352  Mylan Laboratories, Inc.                                228,516
         7,000  Omnicare, Inc.                                          301,630
         2,620  Owens & Minor, Inc.                                      86,172
         9,000  Pediatrix Medical Group, Inc. (b)                       410,399
         6,100  Respironics, Inc. (b)                                   235,521
         3,689  Thermo Electron Corp. (b)                               145,088
         2,900  Viasys Healthcare, Inc. (b)                              78,996
         7,500  Watson Pharmaceutical, Inc. (b)                         196,275
                                                                      3,027,367
Industrials  (11.5%):
         1,675  Alliant Techsystems, Inc. (b)                           135,776
         2,900  Banta Corp.                                             138,040
         1,400  Chaparral Steel Co. (b)                                  47,684
         3,656  Cooper Industries Ltd., Class A                         311,564
         4,100  Elbit Systems Ltd.                                      122,057
         1,300  G & K Services, Inc., Class A                            47,359
         4,200  Griffon Corp. (b)                                       100,254
         3,238  Insituform Technologies, Inc., Class                     78,619
                A (b)
         4,019  Kennametal, Inc.                                        227,676
         5,959  L-3 Communications Corp.                                466,769
         2,600  Oshkosh Truck Corp.                                     131,222
         4,379  Pall Corp.                                              134,917
         2,336  Parker Hannifin Corp.                                   181,577
         5,000  Precision Castparts Corp.                               315,800
         1,000  R.R. Donnelley & Sons Co.                                32,960
           300  Rockwell International Corp.                             17,430
         3,400  Ryder System, Inc.                                      175,712
         3,421  Teleflex, Inc.                                          190,344
         1,600  Textron, Inc.                                           140,000
         3,400  Thomas & Betts Corp. (b)                                162,214
                                                                      3,157,974
Materials  (6.0%):
         3,300  Albemarle Corp.                                         179,289
         4,300  AptarGroup, Inc.                                        218,784
           600  Ball Corp.                                               24,270
         3,000  Bemis Co.                                                98,580
         2,000  Cymer, Inc. (b)                                          87,820
         5,000  Cytec Industries, Inc.                                  277,950
         3,093  Eagle Materials, Inc.                                   104,172
           900  Ferro Corp.                                              16,002
         5,000  FMC Corp.                                               320,350
         1,960  Lubrizol Corp.                                           89,631
         1,100  Minerals Technologies, Inc.                              58,740
         2,300  Pactiv Corp. (b)                                         65,366
           800  Schnitzer Steel Industries, Inc.                         25,232
           700  Texas Industries, Inc.                                   36,442
         1,400  The Scotts Co.                                           62,286
                                                                      1,664,914
Technology  (14.9%):
        14,354  Activision, Inc. (b)                                    216,745
         2,159  Affiliated Computer Services, Inc.                      111,966
                (b)
         1,900  Amdocs, Ltd. (b)                                         75,240
            26  Avid Technology, Inc. (b)                                   947
         2,000  Avocent Corp (b)                                         60,240
         1,425  Benchmark Electronics, Inc. (b)                          38,304
         2,600  Cognos, Inc. (b)                                         94,900
         1,540  Coherent, Inc. (b)                                       53,376
         1,900  Electronic Arts, Inc. (b)                               105,792
           600  Fiserv, Inc. (b)                                         28,254
         2,312  Fisher Scientific International, Inc.                   180,891
                (b)
           976  FLIR Systems, Inc. (b)                                   26,508
         5,410  Forrester Research, Inc. (b)                            142,337
           400  Genzyme Corp. (b)                                        26,988
         5,100  Harris Corp.                                            226,899
         3,778  Imation Corp.                                           151,687
         6,200  Integrated Device Technology, Inc.                       99,572
                (b)
         4,500  Intergraph Corp. (b)                                    192,960
         2,792  International Rectifier Corp. (b)                        97,273
         2,500  Intersil Corp., Class A                                  61,375
         1,400  Intuit, Inc. (b)                                         44,926
         2,600  Jabil Circuit, Inc.                                      74,282
         3,200  JDA Software Group, Inc. (b)                             49,344
         2,000  Kla-Tencor Corp.                                         88,940
         2,000  LAM Research Corp. (b)                                   90,660
         2,000  MEMC Electronic Materials, Inc. (b)                      73,260
           600  Microchip Technology, Inc.                               19,452
         4,000  Micron Technology, Inc. (b)                              69,600
         1,600  Molex, Inc.                                              62,352
         4,948  NCR Corp. (b)                                           195,347
         1,200  NVIDIA Corp. (b)                                         35,508
        15,000  ON Semiconductor Corp. (b)                               88,200
         9,068  Paxar Corp. (b)                                         181,179
         2,140  Progress Software Corp. (b)                              55,640
           898  SafeNet, Inc. (b)                                        16,335
         5,800  Sandisk Corp. (b)                                       310,532
         3,800  Sybase, Inc. (b)                                         92,112
        10,800  Symantec Corp. (b)                                      229,824
         1,700  Symmetricom, Inc. (b)                                    13,719
         1,050  THQ, Inc. (b)                                            30,629
         3,250  Trimble Navigation Ltd. (b)                             153,010
         3,175  Varian Semiconductor Equipment                          116,523
                Associates, Inc. (b)
                                                                      4,083,628
Telecommunications  (0.8%):
         1,407  CenturyTel, Inc.                                         55,816
        14,000  Sycamore Networks, Inc. (b)                              52,920
         2,000  Telus Corp.                                             111,940
                                                                        220,676
Utilities  (4.9%):
         2,200  AGL Resources, Inc.                                      80,300
         1,296  Allete, Inc.                                             56,311
         2,300  Atmos Energy Corp.                                       65,665
         1,700  Constellation Energy Group                              100,640
         3,691  Energy East Corp.                                        87,551
           700  KeySpan Corp.                                            28,798
         9,482  MDU Resources Group, Inc.                               211,817
         4,400  National Fuel Gas Co.                                   159,940
         1,200  New Jersey Resources Corp.                               59,160
         6,064  Questar Corp.                                           495,853
                                                                      1,346,035
TOTAL COMMON STOCKS (COST $17,258,066)                               23,337,954

CASH EQUIVALENT  (11.4%):
     3,142,038  Huntington Money Market Fund,                         3,142,038
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $3,142,038)                               3,142,038

MUTUAL FUNDS  (3.8%):
Exchange Traded Funds  (3.8%):
         7,200  iShares S&P Midcap 400 Fund                             542,376
         3,652  MidCap SPDR Trust Series 1 Index                        503,209
                Fund
TOTAL MUTUAL FUNDS (COST $688,326)                                    1,045,585

SHORT -TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (21.6%):
Mutual Funds (19.5%):
     5,357,064  Institutional Money Market Trust Fund                 5,357,064
                                                                      5,357,064
Certificate of Deposit (0.8%)
      $219,408  HSH Nordbank, 5.280% 10/30/06                           219,408
                                                                        219,408
Time Deposits (0.1%):
        41,963  Societe Generale  5.312%, 10/2/06                        41,963
                                                                         41,963
Variable Rate Obligations (1.2%):
       211,049  Bear Stearns Floating Rate Note, 5.435, 10/2/06         211,049
       111,338  Citigroup, 5.320%, 12/31/14                             111,338
                                                                        322,387
TOTAL SHORT - TERM SECURITIES HELD AS COLLATERAL
FOR SECURITIES LENDING (COST $5,940,822)                               5,940,822

TOTAL INVESTMENTS (COST $27,029,252) (a)   -   121.6%                33,466,399
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (21.6)%                 (5,936,367)
NET ASSETS   -   100.0%                                       $      27,530,032
____________
See Notes to Portfolio of Investments.




HUNTINGTON VA NEW ECONOMY FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)

      SHARES OR
     PRINCIPAL   SECURITY
      AMOUNT    DESCRIPTION                                            VALUE

COMMON STOCKS  (94.9%):
Consumer Discretionary  (12.7%):
         4,280  AAR Corp. (b)                                 $         102,035
         4,400  Alderwoods Group, Inc. (b)                               87,252
         1,200  Alliance Atlantis Communications,                        37,200
                Inc. (b)
         1,250  American Eagle Outfitters, Inc.                          54,788
         1,540  Aon Corp.                                                52,160
           870  Autoliv, Inc.                                            47,946
           307  AutoNation, Inc. (b)                                      6,416
           200  Black & Decker Corp.                                     15,870
         1,088  Brookfield Asset Management, Inc.                        48,220
         1,440  Brown Shoe Co., Inc.                                     51,610
         1,200  Burlington Northern Santa Fe Corp.                       88,128
           587  Caremark Rx, Inc.                                        33,265
         2,900  Casey's General Stores, Inc.                             64,583
         1,890  Cash America International, Inc.                         73,861
         1,750  Circuit City Stores, Inc.                                43,943
         3,600  Donegal Group, Inc., Class A                             72,792
            58  Fidelity National Title Group, Inc.,                      1,216
                Class A
           176  Harrah's Entertainment, Inc.                             11,692
         5,142  Host Hotels & Resorts, Inc.                             117,905
         3,700  Innkeepers USA Trust                                     60,273
           540  J.C. Penney Co., Inc.                                    36,931
         2,000  Kendle International, Inc. (b)                           64,040
         1,400  Longs Drug Stores Corp.                                  64,414
         2,570  SCPIE Holdings, Inc. (b)                                 60,498
           200  Sears Holdings Corp. (b)                                 31,618
         2,730  The Pantry, Inc. (b)                                    153,889
         1,700  Trammell Crow Co. (b)                                    62,067
         6,160  United Rentals, Inc. (b)                                143,219
         1,580  W.R. Berkley Corp.                                       55,916
           258  YUM! Brands, Inc.                                        13,429
                                                                      1,757,176
Consumer Staples  (5.4%):
         4,950  Archer-Daniels-Midland Co.                              187,506
         1,736  Constellation Brands, Inc. (b)                           49,962
         1,620  CVS Corp.                                                52,034
           570  Flowers Foods, Inc.                                      15,322
         3,530  Reynolds American, Inc.                                 218,754
         6,410  Spartan Stores, Inc.                                    108,329
         7,250  Wild Oats Markets, Inc. (b)                             117,233
                                                                        749,140
Energy  (6.8%):
         1,190  Baker Hughes, Inc.                                       81,158
         3,900  Baytex Energy Trust                                      81,549
         2,000  Chesapeake Energy Corp.                                  57,960
           782  ConocoPhillips                                           46,552
         1,980  Energy Transfer Partners, L.P.                           91,733
         1,200  Grand Prideco, Inc. (b)                                  45,636
         1,900  Holly Corp.                                              82,327
           550  Hydril (b)                                               30,833
           200  Marathon Oil Corp.                                       15,380
         4,730  Methanex Corp.                                          115,128
         1,170  Occidental Petroleum Corp.                               56,289
           500  Transocean Sedco Forex, Inc. (b)                         36,615
           700  Unit Corp. (b)                                           32,179
           800  Valero Energy Corp.                                      41,176
         1,710  W-H Energy Services, Inc. (b)                            70,914
           208  Weatherford International, Inc. (b)                       8,678
         1,004  XTO Energy, Inc.                                         42,299
                                                                        936,406
Financials  (10.0%):
         3,100  American Real Estate Partners LP                        163,989
         2,280  Assurant, Inc.                                          121,775
         5,240  CB Richard Ellis Group, Inc. (b)                        128,904
         1,200  CBL & Associates Properties, Inc.                        50,292
         1,348  Countrywide Credit Industries, Inc.                      47,234
         2,085  Credicorp Ltd.                                           87,528
         2,900  Felcor Lodging Trust, Inc.                               58,145
           335  Fidelity National Financial, Inc.                        13,953
           440  First American Financial Corp.                           18,630
         2,230  First Marblehead Corp.                                  154,450
           375  First Republic Bancorp, Inc.                             15,960
           190  Golden West Financial Corp.                              14,678
         1,650  Intervest Bancshares Corp. (b)                           71,874
         1,200  Jones Lang LaSalle, Inc.                                102,576
           850  Nelnet, Inc. (b)                                         26,129
         2,100  Philadelphia Consolidated Holdings                       83,538
                Corp. (b)
         1,400  Progressive Corp.                                        34,356
         1,100  Shinhan Financial Group Co., Ltd.                        98,780
                ADR
           483  Sovereign Bancorp                                        10,389
         1,495  Wachovia Corp.                                           83,421
                                                                      1,386,601
Health Care  (11.3%):
         1,800  Aetna, Inc.                                              71,190
           372  Becton, Dickinson & Co.                                  26,289
         3,000  Community Health Care, Inc. (b)                         112,050
           585  Coventry Health Care, Inc. (b)                           30,139
         2,000  Dade Behring Holdings, Inc.                              80,320
           560  Dentsply International, Inc.                             16,862
         1,565  Genesis Healthcare Corp. (b)                             74,541
         2,150  Humana, Inc. (b)                                        142,094
         2,630  ImClone Systems, Inc.* (b)                               74,482
         3,600  inVentiv Health, Inc. (b)                               115,308
         3,200  King Pharmaceuticals, Inc. (b)                           54,496
         1,760  Laboratory Corporation of America                       115,403
                Holdings (b)
         2,710  Magellan Health Services, Inc. (b)                      115,446
         3,010  Merck & Co., Inc.                                       126,119
         1,048  Pediatrix Medical Group, Inc. (b)                        47,789
         1,150  Quest Diagnostics, Inc.                                  70,334
         2,980  Sierra Health Services, Inc. (b)                        112,763
         2,010  Thermo Electron Corp. (b)                                79,053
         1,300  Wellpoint, Inc. (b)                                     100,165
                                                                      1,564,843
Industrials  (18.4%):
         3,230  A.O. Smith Corp.                                        127,359
         2,090  Aleris International, Inc. (b)                          105,629
         1,515  AMERCO (b)                                              112,337
         1,980  Ameron International Corp.                              131,551
         9,110  ASE Test Ltd. (b)                                        77,799
         1,400  Canadian Pacific Railway Ltd.                            69,636
         3,220  Dollar Thrifty Automotive Group,                        143,515
                Inc. (b)
         1,650  FirstService Corp. (b)                                   39,303
           530  Flowserve Corp. (b)                                      26,813
         3,620  Gardner Denver, Inc. (b)                                119,750
           700  Genlyte Group, Inc. (b)                                  49,840
         2,300  Hornbeck Offshore Services, Inc.                         77,050
                (b)
           190  L-3 Communications Corp.                                 14,883
         2,600  Laidlaw International, Inc.                              71,058
         2,800  Manitowoc Co.                                           125,412
        11,750  Mentor Graphics Corp. (b)                               165,439
         2,100  Mobile Mini, Inc. (b)                                    59,661
         4,130  Old Dominion Freight Line, Inc. (b)                     124,024
           275  PACCAR, Inc.                                             15,652
         1,400  Precision Castparts Corp.                                88,424
         2,690  Rofin-Sinar Technologies, Inc. (b)                      163,471
         2,630  Ryder System, Inc.                                      135,918
         5,240  Swift Transportation Co., Inc. (b)                      124,293
         2,960  Terex Corp. (b)                                         133,851
         1,000  Timken Co.                                               29,780
         3,515  Trinity Industries, Inc.                                113,078
           492  Ventas, Inc.                                             18,962
         1,700  West Corp. (b)                                           82,110
                                                                      2,546,598
Materials  (11.0%):
         3,200  Belden CDT, Inc.                                        122,336
         2,900  Commercial Metals Co.                                    58,957
         2,800  Encore Wire Corp. (b)                                    98,812
         4,100  General Cable Corp. (b)                                 156,661
           300  INCO Ltd.                                                22,881
         1,300  NS Group, Inc. (b)                                       83,915
         2,090  Nucor Corp.                                             103,434
         2,150  Olympic Steel, Inc.                                      53,449
         1,460  Oregon Steel Mills, Inc. (b)                             71,350
         1,000  Phelps Dodge Corp.                                       84,700
           885  Pool Corp.                                               34,073
         1,300  Reliance Steel & Aluminum Co.                            41,782
         1,500  RTI International Metals, Inc. (b)                       65,370
           700  Southern Copper Corp                                     64,750
         5,060  Superior Essex Inc. (b)                                 173,305
         5,980  Technitrol, Inc.                                        178,503
         1,790  United States Steel Corp.                               103,247
                                                                      1,517,525
Technology  (12.6%):
         3,070  Anixter International, Inc.                             173,363
         1,300  Ansys, Inc. (b)                                          57,434
         9,000  Arris Group, Inc. (b)                                   103,140
         5,390  Commscope, Inc. (b)                                     177,115
        10,250  Emdeon Corp. (b)                                        120,028
             1  Fisher Scientific International, Inc.                        63
                (b)
         2,270  Hewlett Packard Co.                                      83,286
        10,810  iGATE Corp. (b)                                          53,401
         1,800  Itron, Inc. (b)                                         100,440
         1,150  Komag, Inc. (b)                                          36,754
         3,480  LAM Research Corp. (b)                                  157,748
         1,225  NCR Corp. (b)                                            48,363
         5,600  NVIDIA Corp. (b)                                        165,704
        30,150  Safeguard Scientifics, Inc. (b)                          59,094
         4,700  SBA Communications Corp. (b)                            114,351
         6,020  Stellent, Inc.                                           65,257
         7,880  Sykes Enterprises, Inc. (b)                             160,358
         6,030  TTM Technologies, Inc. (b)                               70,551
           860  Viscount Systems, Inc. (b)                                  241
                                                                      1,746,691
Telecommunications  (6.1%):
         1,870  America Movil SA de CV ADR,                              73,622
                Series L
         3,306  American Tower Corp., Class A (b)                       120,669
         1,190  AT&T, Inc.                                               38,746
         4,800  InterDigital Communications Corp.                       163,680
                (b)
         9,660  Qwest Communications                                     84,235
                International, Inc. (b)
        16,860  RealNetworks, Inc. (b) (c)                              178,884
           230  Telephone & Data Systems, Inc.                            9,396
                Special Shares
         1,900  Telus Corp.                                             106,343
         3,760  Time Warner Telecom, Inc. Class A                        71,478
                (b)
                                                                        847,053
Utilities  (0.6%):
         1,800  AES Corp. (b)                                            36,702
         1,250  Allegheny Energy, Inc. (b)                               50,213
                                                                         86,915
TOTAL COMMON STOCKS (COST $10,863,562)                               13,138,948

CASH EQUIVALENT  (6.6%):
       921,357  Huntington Money Market Fund,                           921,357
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $921,357)                                   921,357

SHORT -TERM SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING (17.9%):
Mutual Funds (17.5%):
      2,419,924 Institutional Money Market Trust Fund                 2,419,924
                                                                      2,419,924
Time Deposits (0.0%):
         $2,401 Societe Generale  5.312%, 10/2/06                         2,401
                                                                          2,401
Variable Rate Obligations (0.4%):
        51,464  Citigroup, Inc., 5.320% 12/31/14                         51,464
                                                                         51,464
TOTAL SHORT - TERM SECURITIES HELD AS COLLATERAL
FOR SECURITIES LENDING (COST $2,473,789)                              2,473,789

TOTAL INVESTMENTS (COST $14,258,708) (a)   -   119.4%                16,534,094
LIABILITIES IN EXCESS OF OTHER ASSETS   -   (19.4)%                 (2,676,881)
NET ASSETS   -   100.0%                                       $      13,857,213
____________
See Notes to Portfolio of Investments.




HUNTINGTON VA ROTATING MARKETS FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)


                SECURITY
        SHARES DESCRIPTION                                               VALUE

MUTUAL FUNDS  (96.4%):
         1,200  DIAMONDS Trust Series I                       $         140,136
         9,054  iShares Dow Jones Select Dividend                       600,552
                Index Fund
         2,600  iShares Dow Jones U.S. Consumer                         147,368
                Goods Sector Index Fund
         6,400  iShares Dow Jones U.S.                                  176,896
                Telecommunications Sector Index
                Fund
        17,955  iShares EAFE Index Fund                               1,215,913
         7,131  iShares MSCI Canada Index Fund                          171,144
         9,542  iShares MSCI EMU Index Fund                             899,238
         2,600  iShares MSCI France Index Fund                           81,952
         3,300  iShares MSCI Germany Index Fund                          79,365
         4,890  iShares MSCI Hong Kong Index                             69,536
                Fund
         2,650  iShares MSCI Italy Index Fund                            80,772
         1,175  iShares MSCI Pacific ex-Japan                           130,366
                Index Fund
         9,940  iShares MSCI United Kingdom Index                       217,587
                Fund
        13,193  iShares Russell 1000 Index Fund                         952,535
         3,551  iShares Russell 3000 Value Index                        356,733
                Fund
         4,480  iShares Russell Midcap Value Index                      609,862
                Fund
         3,500  iShares S&P Global 100 Index Fund                       246,120
         3,911  iShares S&P Small Cap 600 Index                         240,018
                Fund
         3,799  MidCap SPDR Trust Series 1 Index                        523,464
                Fund
        11,400  Rydex S&P Equal Weight Index                            506,388
                Fund
TOTAL MUTUAL FUNDS (COST $5,995,923)                                  7,445,945

CASH EQUIVALENT  (3.3%):
       251,068  Huntington Money Market Fund,                           251,068
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $251,068)                                   251,068


TOTAL INVESTMENTS (COST $6,246,991) (a)   -   99.7%                   7,697,013
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.3%                         21,058
NET ASSETS   -   100.0%                                       $       7,718,071
____________
See Notes to Portfolio of Investments.




HUNTINGTON VA SITUS SMALL CAP FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)


                SECURITY
        SHARES DESCRIPTION                                               VALUE

COMMON STOCKS  (92.6%):
Cayman Islands  (2.9%):
Consumer Discretionary  (2.9%):
         6,000  Garmin Ltd.                                   $         292,679
         8,000  Scottish RE Group Ltd.                                   86,960
                                                                        379,639
Finland  (1.4%):
Industrials  (1.4%):
         2,000  Cargotec Corp., Class B                                  84,619
         2,100  Kone Oyj, Class B                                       101,844
                                                                        186,463
Ireland  (0.6%):
Consumer Staples  (0.6%):
         3,500  Kerry Group PLC                                          82,984
Japan  (1.0%):
Industrials  (0.5%):
         3,500  Sato Corp.                                               70,379
Technology  (0.5%):
         7,000  Furuno Electric Co. Ltd.                                 62,230
                                                                        132,609
United Kingdom  (0.7%):
Technology  (0.7%):
        25,000  Halma PLC                                                89,393
United States  (86.0%):
Consumer Discretionary  (10.1%):
         4,000  AnnTaylor Stores Corp. (b)                              167,440
         5,000  Audiovox Corp., Class A (b)                              69,600
        10,000  Brunswick Corp.                                         311,900
           300  Columbia Sportswear Co. (b)                              16,749
         2,000  Fossil, Inc. (b)                                         43,080
         1,000  Home Depot, Inc.                                         36,270
         1,500  Polo Ralph Lauren Corp.                                  97,035
         2,000  RENT-A-CENTER, Inc. (b)                                  58,580
        11,000  ScanSource, Inc. (b)                                    333,630
           800  Toll Brothers, Inc. (b)                                  22,464
         8,500  Urban Outfitters, Inc. (b)                              150,365
           350  West Marine, Inc. (b)                                     4,900
                                                                      1,312,013
Consumer Staples  (1.8%):
         5,100  Fresh Del Monte Produce, Inc.                            88,689
         5,200  Performance Food Group Co. (b)                          146,068
                                                                        234,757
Energy  (10.1%):
         4,550  CARBO Ceramics, Inc.                                    163,937
         8,000  Denbury Resources, Inc. (b)                             231,200
        11,000  Headwaters, Inc. (b)                                    256,849
         1,000  Houston Exploration Co. (b)                              55,150
            59  Hugoton Royalty Trust                                     1,555
         3,000  Hydril Co. (b)                                          168,180
         2,000  National-Oilwell Varco, Inc. (b)                        117,100
         4,000  Newfield Exploration Co. (b)                            154,160
         6,000  Pacific Ethanol, Inc. (b)                                84,240
         2,000  XTO Energy, Inc.                                         84,260
                                                                      1,316,631
Financials  (9.0%):
         4,250  Arch Capital Group Ltd. (b)                             269,833
         5,000  Bancshares of Florida, Inc (b)                          105,400
         1,000  BB&T Corp.                                               43,780
         7,200  Colonial Bancgroup, Inc.                                176,400
         6,500  Cullen/Frost Bankers, Inc.                              375,830
         3,000  Equity One, Inc.                                         71,910
         2,000  WSFS Financial Corp.                                    124,380
                                                                      1,167,533
Health Care  (12.3%):
         2,000  Advanced Medical Optics, Inc. (b)                        79,100
         8,000  Albany Molecular Research (b)                            74,880
         4,150  Bio-Rad Laboratories, Inc., Class A                     293,530
                (b)
         7,000  Cerner Corp. (b)                                        317,800
         6,500  Edwards Lifesciences Corp. (b)                          302,835
         1,000  Kindred Healthcare, Inc. (b)                             29,730
        10,000  Mentor Corp.                                            503,900
           100  Par Pharmaceutical, Inc. (b)                              1,824
                                                                      1,603,599
Heavy Construction (0.4%):
         1,744  Helix Energy Solutions Group Inc                         58,250
                (b)


Industrials  (14.8%):
           500  Alliant Techsystems, Inc. (b)                            40,530
         7,500  Armor Holdings, Inc. (b)                                429,975
         6,000  ElkCorp                                                 162,900
         7,500  Jacobs Engineering Group, Inc. (b)                      560,474
         6,000  Precision Castparts Corp.                               378,960
           500  Ryder System, Inc.                                       25,840
         6,500  Universal Forest Products, Inc.                         318,825
                                                                      1,917,504
Materials  (7.5%):
         1,000  Albemarle Corp.                                          54,330
         2,000  Commercial Metals Co.                                    40,660
         9,750  Florida Rock Industries                                 377,423
         1,000  Quanex Corp.                                             30,350
         5,500  RTI International Metals, Inc. (b)                      239,690
         2,000  Steel Technologies, Inc.                                 39,260
         4,400  The Scotts Co., Class A                                 195,756
                                                                        977,469
Technology  (17.0%):
         4,000  Black Box Corp.                                         155,680
        14,000  Global Imaging Systems, Inc. (b)                        308,980
         3,000  Hutchinson Technology, Inc. (b)                          63,090
         6,000  Imation Corp.                                           240,900
         7,500  Intergraph Corp. (b)                                    321,600
        10,000  Methode Electronics, Inc.                                95,100
        19,000  Red Hat, Inc. (b)                                       400,519
        10,000  Standard Microsystems Corp. (b)                         284,200
         1,000  StarTek, Inc.                                            12,470
         9,000  Transaction Systems Architects,                         308,880
                Inc. (b)
                                                                      2,191,419
Telecommunications  (1.0%):
         7,300  General Communication, Inc., Class                       90,447
                A (b)
         3,000  Xm Satellite Radio Holdings, Inc.                        38,670
                (b)
                                                                        129,117
Utilities  (2.0%):
         4,000  Hawaiian Electric Industries, Inc.                      108,240
         6,000  UGI Corp.                                               146,700
                                                                        254,940
                                                                     11,163,232
TOTAL COMMON STOCKS (COST $11,752,012)                               12,034,320

CASH EQUIVALENT  (7.3%):
       945,941  Huntington Money Market Fund,                           945,941
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $945,941)                                   945,941


TOTAL INVESTMENTS (COST $12,697,953) (a)   -   99.9%                 12,980,261
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.1%                         15,288
NET ASSETS   -   100.0%                                       $      12,995,549
____________
See Notes to Portfolio of Investments.



HUNTINGTON VA MORTGAGE SECURITIES FUND
Portfolio of Investments                                     September 30, 2006
(Unaudited)
     SHARES OR
     PRINCIPAL    SECURITY
      AMOUNT    DESCRIPTION                                             VALUE

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES  (69.2%):
Federal Home Loan Bank  (5.5%):
        78,548  Series 6B-2012, Class A, 5.125%,              $          78,872
                4/25/12
        75,230  Series 7I-2012, Class A, 5.000%,                         75,257
                6/15/12
        82,906  Series SK-2015, Class 1, 5.140%,                         82,528
                8/18/15
        58,852  Series Z2-2013, Class A, 4.800%,                         59,340
                2/25/13
                                                                        295,997
Federal Home Loan Mortgage Corporation  (24.7%):
        93,552  Pool # 1G0865, 4.921%, 7/1/35                            91,864
        37,721  Pool # B18052, 4.500%, 3/1/15                            36,655
       101,646  Pool # C90779, 5.000%, 1/1/24                            98,989
        35,019  Pool # C90837, 5.500%, 6/1/24                            34,868
        45,488  Pool # E96459, 5.000%, 5/1/18                            44,829
       195,901  Pool # G12297, 6.000%, 7/1/21                           198,724
        38,776  Pool # G18008, 4.500%, 9/1/19                            37,423
        19,923  Pool # G18015, 4.500%, 10/1/19                           19,228
        99,389  Pool # J03237, 5.500%, 8/1/16                            99,693
        91,438  Pool # M80916, 4.000%, 5/1/11                            88,852
        87,386  Pool # M80982, 5.000%, 7/1/12                            86,363
        95,320  Pool # M81004, 5.000%, 1/1/13                            94,204
        44,779  Pool # M90777, 4.500%, 1/1/08                            44,394
        34,845  Series 1994-23, Class PK, 6.000%,                        35,103
                5/25/10
        46,632  Series 2548, Class HA, 4.500%,                           46,080
                1/15/10
        79,347  Series 3046, Class YA, 5.000%,                           77,933
                2/15/19
        93,231  Series R005, Class AB, 5.500%,                           93,087
                12/15/18
        93,590  Series R007, Class AC, 5.875%,                           93,959
                5/15/16
                                                                      1,322,248
Federal National Mortgage Association  (31.5%):
       107,979  Pool # 254442, 5.500%, 9/1/17                           108,252
       176,147  Pool # 254717, 4.500%, 4/1/13                           172,424
        32,365  Pool # 254908, 5.000%, 9/1/23                            31,495
       107,551  Pool # 254914, 4.500%, 9/1/13                           105,199
        56,032  Pool # 254955, 4.000%, 10/1/10                           54,199
        34,794  Pool # 255224, 4.000%, 5/1/11                            33,497
        19,538  Pool # 255360, 5.000%, 8/1/24                            18,987
        81,476  Pool # 255711, 5.500%, 4/1/25                            80,921
        83,404  Pool # 255745, 5.500%, 5/1/25                            82,836
        84,735  Pool # 255767, 5.500%, 6/1/25                            84,158
        84,430  Pool # 255807, 5.500%, 8/1/20                            84,449
        66,347  Pool # 255808, 5.000%, 7/1/25                            64,428
        93,815  Pool # 256116, 6.000%, 2/1/26                            94,864
        90,294  Pool # 357771, 5.000%, 5/1/25                            87,683
        35,193  Pool # 721540, 5.000%, 7/1/33                            33,947
       102,331  Pool # 786457, 5.278%, 7/1/34                           101,306
        90,786  Pool # 845573, 5.655%, 2/1/36                            90,451
       252,901  Pool #254501, 5.500%, 9/1/22                            251,930
        50,881  Series 2003-15, Class P, 5.000%,                         50,706
                12/25/26
        50,000  Series 2672, Class GH, 5.500%,                           49,184
                8/15/31
                                                                      1,680,916
Government National Mortgage Association  (7.5%):
        25,593  Pool # 3571, 6.500%, 6/20/34                             26,220
        31,547  Pool # 3590, 5.500%, 8/20/19                             31,590
        18,831  Pool # 3637, 5.500%, 11/20/34                            18,668
        81,374  Pool # 3708, 5.500%, 5/20/20                             81,456
        67,181  Pool # 3710, 5.000%, 5/20/35                             65,012
        94,428  Pool # 3741, 4.500%, 8/20/20                             91,229
        89,208  Pool # 650348, 5.500%, 11/15/35                          88,649
                                                                        402,824
TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (COST $3,730,580)      3,701,985

U.S. GOVERNMENT AGENCIES  (14.9%):
Federal Home Loan Bank  (7.5%):
       400,000  5.220%, 10/6/06                                         399,775
Federal Home Loan Mortgage Corporation  (3.7%):
       100,000  4.000%, 4/8/11                                           96,449
       100,000  5.000%, 3/2/15                                           98,776
                                                                        195,225
Federal National Mortgage Association  (3.7%):
       100,000  5.600%, 2/8/16                                           99,683
       100,000  6.000%, 4/25/29                                          99,450
                                                                        199,133
TOTAL U.S. GOVERNMENT AGENCIES (COST $797,363)                          794,133

PREFERRED STOCK  (0.4%):
Real Estate Investment Trusts  (0.4%):
           300  Simon Property Group, 6.000%                             22,173
TOTAL PREFERRED STOCK (COST $21,282)                                     22,173

CORPORATE BONDS  (3.4%):
National Banks, Commercial  (3.4%):
       185,132  Citicorp Mortgage Securities, INC.,                     184,014
                5.500%, 10/25/35
TOTAL CORPORATE BONDS (COST $183,253)                                   184,014

CONVERTIBLE PREFERRED STOCK  (0.1%):
Real Estate Investment Trusts  (0.1%):
           100  Equity Office, 5.25%, Series B                            5,784
TOTAL CONVERTIBLE PREFERRED STOCK (COST $5,487)                           5,784

COMMON STOCKS  (8.0%):
Consumer Discretionary  (0.2%):
           400  Host Hotels & Resorts, Inc.                               9,172
Financials  (0.2%):
           300  CBL & Associates Properties, Inc.                        12,573
Real Estate Investment Trusts  (7.6%):
           100  Acadia Realty Trust                                       2,550
           200  Alexandria Real Estate Equities,                         18,760
                Inc.
           300  AMB Property Corp.                                       16,533
           400  American Campus Communities,                             10,204
                Inc.
           100  Avalonbay Communities, Inc.                              12,040
           100  Boston Properties, Inc.                                  10,334
           600  Brandywine Realty Trust                                  19,530
           400  Bre Properties, Class A                                  23,892
           100  Developers Diversified Realty                             5,576
                Corp.
           400  Digital Reality Trust                                    12,528
           300  Duke Realty Corp.                                        11,205
           100  EastGroup Properties, Inc.                                4,986
           200  Equity Lifestyle Properties, Inc.                         9,142
           300  Equity Residential Properties Trust                      15,174
           100  Essex Property Trust, Inc.                               12,140
           200  General Growth Properties, Inc.                           9,530
           300  Health Care Property Investors,                           9,315
                Inc.
           200  Home Properties, Inc.                                    11,432
           300  Hospitality Properties Trust                             14,160
           400  Kimco Realty Corp.                                       17,148
           300  Mack-Cali Realty Corp.                                   15,540
           300  Maguire Properties, Inc.                                 12,222
           200  National Retail Properties Inc                            4,320
           300  Nationwide Health Properties, Inc.                        8,022
           200  New Plan Excel Realty Trust                               5,410
           100  Pennsylvania Real Estate                                  4,257
                Investment Trust
           400  ProLogis                                                 22,824
           100  Public Storage, Inc.                                      8,599
           500  Realty Income Corp.                                      12,355
           200  Reckson Associates Realty Corp.                           8,560
           300  Sunstone Hotel Investors, Inc.                            8,916
           400  Tanger Factory Outlet Centers,                           14,248
                Inc.
           200  U-STORE-IT Trust                                          4,292
           200  United Dominion Realty Trust, Inc.                        6,040
           100  Vornado Realty Trust                                     10,900
           300  Weingarten Realty Investors                              12,906
                                                                        405,590
TOTAL COMMON STOCKS (COST $357,133)                                     427,335

CASH EQUIVALENT  (3.5%):
       184,524  Huntington Money Market Fund,                           184,524
                Interfund Shares *
TOTAL CASH EQUIVALENT (COST $184,524)                                   184,524


TOTAL INVESTMENTS (COST $5,279,622) (a)   -   99.5%                   5,319,948
OTHER ASSETS IN EXCESS OF LIABILITIES   -   0.5%                         25,896
NET ASSETS   -   100.0%                                       $       5,345,844
____________
See Notes to Portfolio of Investments.

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)


   (a) The cost basis of investments for federal income tax purposes at September 30, 2006 was as follows:





       FUND                     TAX   COST  OF   UNREALIZED APPRECIATION     UNREALIZED DEPRECIATION      NET UNREALIZED
                                SECURITIES                                                                 APPRECIATION
Huntington VA Dividend Capture
Fund                            $   57,731,271      $ 2,808,398                $  (559,562)                $   2,248,836

Huntington VA Growth Fund           23,572,256        2,893,734                   (657,950)                    2,235,784

Huntington VA Income Equity
Fund                                43,902,052        4,878,100                   (524,780)                    4,353,320

Huntington VA International
Equity Fund                          4,388,558          609,559                    (40,115)                      569,444

Huntington VA Macro 100 Fund         8,970,844          743,535                   (111,520)                      632,015

Huntington VA Mid Corp America
Fund                                27,029,252        6,680,062                   (242,915)                    6,437,147

Huntington VA New Economy Fund      14,258,508        2,595,587                   (320,001)                    2,275,586

Huntington VA Rotating Markets
Fund                                 6,246,991        1,450,913                       (891)                    1,450,022

Huntington VA Situs Small Cap
Fund                                12,697,953        1,255,344                   (973,036)                      282,308

Huntington VA Mortgage
Securities Fund                      5,279,622           80,826                    (40,500)                       40,326


  (b) Non-income producing security
  (c) All or part of the security was on loan as of September 30, 2006.
  * Affiliated
  The categories of investments are shown as a percentage of net assets.

  The following abbreviations are used in the Portfolio of Investments:

  ADR- American Depositary Receipt
  AMEX- American Stock Exchange
  CP- Commercial Paper
  EAFE- Europe, Australasia and Far East
  EMU- European Monetary Union
  MSCI- Morgan Stanley Capital International
  S&P- Standard & Poor's
  SPDR- Standard & Poor's Depositary Receipt
  TD- Time Deposit

  This report contains the Portfolio of Investments of the funds listed below each individually referred to as a "Fund," or collectively as the "Funds"):

 Huntington VA Dividend Capture Fund (VA Dividend Capture Fund)
 Huntington VA Growth Fund (VA Growth Fund)
 Huntington VA Income Equity Fund (VA Income Equity Fund)
 Huntington VA International Equity Fund (VA International Equity Fund) Huntington VA Macro 100 Fund (VA Macro 100 Fund)
 Huntington VA Mid Corp America Fund (VA Mid Corp America Fund)
 Huntington VA New Economy Fund (VA New Economy Fund)
 Huntington VA Rotating Markets Fund (VA Rotating Markets Fund)
 Huntington VA Situs Small Cap Fund (VA Situs Small Cap Fund )
 Huntington VA Mortgage Securities Fund (VA Mortgage Securities Fund)


A. INVESTMENT VALUATIONS

     The price at which the Funds will offer or redeem Shares is the net asset value ("NAV") per Share next determined after the order is considered received. In computing NAV, current market value is used to value portfolio securities with respect to which market quotations are readily available. Pursuant to policies approved by the Board of Trustees ("Trustees"), The Huntington Funds (the "Trust") relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities equity securities are valued at a bid price estimated by the security pricing service. Foreign securities are subject to modification based on significant events, as described below. U.S. government obligations held by the VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. Except as noted above, debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, including zero-coupon securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange "NYSE" (generally 4:00 p.m., Eastern Time), on the day the value of the foreign security is determined. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest - volume exchange (in terms of the number of option contracts traded for that issue) on which such options are traded. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

     Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security's market price is readily available. In such situations, the Trust's sub-financial administrator may request that the Trust's Pricing Committee, as described herein, make its own fair value determination.

     Securities for which market quotations are not readily available are valued at their "fair value." In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund ("good faith fair valuation"). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security at issue (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the circumstances which have caused trading in the security to halt. The final good faith fair valuation of a security is based on an analysis of those factors deemed relevant to the security valuation at issue. With respect to certain narrow categories of securities, the Pricing Committee's procedures detail specific valuation methodologies to be used in lieu of considering the aforementioned list of factors.

     The Funds may use the fair value of a security to calculate NAV when a market price is not readily available, such as when: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or
     (4) the Funds' investment adviser, Huntington Asset Advisors, Inc. ("Advisor"), determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

     Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time when the NAV is calculated.

     In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

     The Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. Since the VA International Equity Fund invests primarily in foreign securities, it is most likely to be affected by this fair valuation methodology. Since the VA Situs Small Cap Fund invests some of its assets in foreign securities, it may be affected, although to a lesser extent.

     There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.


  B. REPURCHASE AGREEMENTS

  The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' Advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.


  C. WHEN-ISSUED AND DELAYED TRANSACTIONS

  The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
  D. FOREIGN EXCHANGE CONTRACTS

  The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchase contracts are used to acquire exposure to foreign currencies; whereareas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency translations are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At September 30, 2006, the VA International Equity Fund, VA Rotating Markets Fund and VA Situs Small Cap Fund had no outstanding foreign currency commitments.

  E. FOREIGN CURRENCY TRANSLATION

  Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. The VA International Equity Fund and VA Situs Small Cap Fund do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.


  F. WRITTEN OPTIONS CONTRACTS

  Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

  The following is a summary of the VA Income Equity Fund's written option activity for the quarter ended September 30, 2006:

-----------------------------------------------------------
|Contracts                |Number of Contracts|Premium    |
-----------------------------------------------------------
|Outstanding at 06/30/2006|1,554              |$ 378,756  |
-----------------------------------------------------------
|Options written          |2,854              |  633,704  |
-----------------------------------------------------------
|Options expired          |-                  |  -        |
-----------------------------------------------------------
|Options closed           |(2,400)            |  (621,889)|
-----------------------------------------------------------
|Options exercised        |-                  |  -        |
-----------------------------------------------------------
|Outstanding at 09/30/2006|2,008              |$ 390,571  |
-----------------------------------------------------------

  At September 30, 2006, the VA Income Equity Fund had the following outstanding options.

Contracts                  Type Expiration    Exercise Price Number of Contracts Fair Value Unrealized Appreciation
                                                                                            (Depreciation)
Ameren Inc.                Call December 2006 50             31                  10,695     (6,388)
Apache Corp.               Call January 2008  75             53                  25,175     (3,605)
Au Optronics Corp. ADR     Call April 2007    17.5           223                 16,168     2,577
Avaya, Inc.                Call January 2008  15             420                 36,750     (126)
Boston Scientific          Call January 2008  20             366                 40,260     17,200
Chevron Texaco Corp.       Call January 2008  70             173                 83,040     (21,281)
ConocoPhillips             Call January 2008  70             147                 60,270     (6,323)
Consolidated Edison, Inc.  Call January 2007  45             38                  8,265      2,641
Merck & Co., Inc.          Call April 2007    47.5           84                  7,560      126
Motorola                   Call April 2007    30             168                 13,440     252
Occidental Petroleum Corp. Call January 2008  55             169                 76,050     (19,099)
Progress Energy, Inc.      Call October 2006  40             35                  19,950     (12,880)
Thomson Corp.              Call October 2006  40             48                  12,000     (992)
Transocean Inc.            Call January 2008  90             53                  38,690     (9,844)
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS                                                    (57,742)


 G. SECURITIES LENDING

     To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act, or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 100% of the value of the securities on loan for the Funds. Information on the investment of cash collateral is shown in the Portfolio of Investments. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked to market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time, and therefore, are not considered to be illiquid investments. For the quarter ended September 30, 2006, PFPC Trust Co. ("PFPC") served as sub-custodian for the securities lending program. PFPC retained a portion of the earnings from the investment and reinvestment of cash collateral and a portion of any loan fees paid by borrowers with respect to securities loans.

     As of September 30, 2006, the following Funds had securities with the following market values on loan:

-----------------------------------------------------------------------------
|Fund                    |Market Value of Loaned|Market Value of Collateral*|
|                        |Securities            |                           |
-----------------------------------------------------------------------------
|VA Dividend Capture Fund|$ 9,494,523           |$ 9,775,967                |
-----------------------------------------------------------------------------
|VA Growth Fund          |   5,233,120          |   5,422,680               |
-----------------------------------------------------------------------------
|VA Income Equity Fund   |   10,667,852         |  11,053,935               |
-----------------------------------------------------------------------------
|VA Mid Corp America Fund|   5,753,847          |   5,940,822               |
-----------------------------------------------------------------------------
|VA New Economy Fund     |  2,373,989           |   2,473,789               |
-----------------------------------------------------------------------------
  * Includes securities and cash collateral.


  H. SECURITY TRANSACTIONS AND RELATED INCOME

  During the period, investment transactions are accounted for no later than the first calculation of NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

  ITEM 2. CONTROLS AND PROCEDURES.

  (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


  ITEM 3. EXHIBITS.

  Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  (Registrant) The Huntington Funds



  By (Signature and Title)  /s/Charles L. Davis, Jr.
                               Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer


  Date  11/29/2006


       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



  By (Signature and Title)  /s/Charles L. Davis, Jr.
                            Charles L. Davis, Jr., Chief Executive Officer and Principal Executive Officer


  Date  11/29/2006



  By (Signature and Title) /s/Christopher E. Sabato
                           Christopher E. Sabato, Treasurer and
                           Principal Financial Officer


  Date  11/28/2006